Document and Entity Information	Oct. 01, 2015
Prospectus:
Document Type	497
Document Period End Date	Oct. 01, 2015
Registrant Name	FPA U.S. VALUE FUND INC
Central Index Key	0000732041
Amendment Flag	false
Document Creation Date	Oct. 01, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Sep. 01, 2015
FPA U.S. Value Fund, Inc. | FPA U.S. Value Fund, Inc.
Prospectus:
Trading Symbol	fppfx